Stock-Based Compensation (Tables)	12 Months Ended
May 29, 2016
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Recognized Stock-Based Compensation Expense
Stock-based compensation expense included in continuing operations was as follows:

(in millions)	Fiscal Year
	2016	2015	2014
Stock options (1)	$7.8	$20.9	$19.3
Restricted stock/restricted stock units	1.6	2.0	0.9
Darden stock units	15.9	13.3	12.3
Cash-settled performance stock units (2)	6.5	14.5	2.5
Equity-settled performance stock units	2.7	—	—
Employee stock purchase plan	1.1	1.3	1.8
Director compensation program/other	1.7	1.7	1.9
	$37.3	$53.7	$38.7

(1)	The higher expense in fiscal 2015 and fiscal 2014 is primarily attributable to the workforce reduction efforts (see Note 16) and a change in mix of equity awards granted.

(2)	The higher expense in fiscal 2015 is primarily attributable to the workforce reduction efforts (see Note 16) and the impact of improved financial performance.

Stock-Based Compensation
The weighted-average fair value of non-qualified stock options and the related assumptions used in the Black-Scholes model to record stock-based compensation are as follows:

	Stock Options Granted in Fiscal Year
	2016	2015	2014
Weighted-average fair value (1)	$12.72	$9.41	$10.71
Dividend yield	3.3%	4.5%	4.4%
Expected volatility of stock	28.0%	37.3%	39.6%
Risk-free interest rate	1.9%	2.1%	1.9%
Expected option life (in years)	6.5	6.5	6.4
Weighted-average exercise price per share (1)	$64.85	$40.43	$42.93
(1) Weighted-averages were adjusted for the impact of the separation of Four Corners.

Summary Of Stock Option Activity
The following table presents a summary of our stock option activity as of and for the year ended May 29, 2016:

	Options (in millions)	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life (Yrs)	Aggregate Intrinsic Value (in millions)
Outstanding beginning of period	7.71	$44.18	6.08	$164.6
Awards issued in conversion as a result of the separation of Four Corners	0.97
Options granted	0.44	64.85
Options exercised	(2.61)	36.21
Options canceled	(0.19)	46.77
Outstanding end of period	6.32	$42.04	6.00	$160.6
Exercisable	4.66	$40.23	5.29	$127.0

Summary Of Restricted Stock And RSU Activity
The following table presents a summary of our restricted stock and RSU activity as of and for the fiscal year ended May 29, 2016:

	Shares (in millions)	Weighted-Average Grant Date Fair Value Per Share
Outstanding beginning of period	0.10	$51.19
Shares granted	0.06	62.38
Shares vested	(0.03)	47.95
Shares canceled	(0.02)	61.97
Outstanding end of period	0.11	$55.46

Summary Of Darden Stock Unit Activity
The following table presents a summary of our Darden stock unit activity as of and for the fiscal year ended May 29, 2016:

(All units settled in cash)	Units (in millions)	Weighted-Average Fair Value Per Unit
Outstanding beginning of period	1.37	$65.54
Awards issued in conversion as a result of the separation of Four Corners	0.18
Units granted	0.32	64.75
Units vested	(0.34)	63.91
Units canceled	(0.10)	47.75
Outstanding end of period	1.43	$67.48

Performance Stock Units, Cash Settled
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Summary Of Performance Stock Unit Activity
The following table presents a summary of our cash-settled performance stock unit activity as of and for the fiscal year ended May 29, 2016:

(All units settled in cash)	Units (in millions)	Weighted-Average Fair Value Per Unit
Outstanding beginning of period	0.38	$65.54
Awards issued in conversion as a result of the separation of Four Corners	0.05
Units granted	—	—
Units vested	(0.17)	67.17
Units canceled	(0.10)	43.35
Performance unit adjustment	0.05	43.84
Outstanding end of period	0.21	$67.48

Performance Stock Units, Equity Settled
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Summary Of Performance Stock Unit Activity
The following table presents a summary of our equity-settled performance stock unit activity as of and for the fiscal year ended May 29, 2016:

	Units (in millions)	Weighted-Average Grant Date Fair Value Per Unit
Outstanding beginning of period	—	$—
Units granted	0.19	65.23
Units vested	—	—
Units canceled	(0.02)	65.42
Outstanding end of period	0.17	$65.21